Offerings - Offering: 1	Mar. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	0.98
Maximum Aggregate Offering Price	$ 2,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 338.34
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of common stock, par value $0.001 per share (the "Common Stock"), of Metropolitan Bank Holding Corp. (the "Company") that may be offered or issued pursuant to either the Amendment to the Amended and Restated Metropolitan Bank Holding Corp. 2022 Equity Incentive Plan (as amended and/or restated from time to time, the "Incentive Plan") or the the Aerial Systems Inc. Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee and computed pursuant to Rule 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Company's Common Stock on the New York Stock Exchange on February 26, 2026, which was $0.98. (3) Represents (i) 2,000,000 additional shares of Common Stock authorized for issuance under the Incentive Plan and (ii) 500,000 shares of Common Stock authorized for issuance under the ESPP.